BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 99,432	$ 32,313
Accounts Receivable, Net Of Allowances Of $9,710 And $10,089 As Of December 31, 2021 And 2020, Respectively	727,297	953,826
Prepaid Expenses And Other Current Assets	218,821	96,483
Total Current Assets	1,045,550	1,082,622
Right Of Use Asset Operating Lease, Net	41,490	120,777
Property And Equipment, Net	41,138	48,199
Software, Net	417,650	354,905
Deposits	6,937	6,937
Total Assets	1,552,765	1,613,440
Current Liabilities:
Accounts Payable	536,863	343,073
Accrued Payroll	425,839	353,268
Accrued Interest Payable	594,241	531,409
Accrued Retirement	275,422	264,675
Deferred Revenue	497,734	320,042
Accrued Expenses Other And Other Current Liabilities	167,310	74,579
Current Maturities Of Long-term Obligations	765,000	1,004,445
Operating Lease Liability - Short-term	42,347	80,258
Current Maturities Of Long-term Obligations - Related Parties	190,000	0
Notes Payable, Net	383,824	162,500
Notes Payable - Related Parties	229,000	0
Total Current Liabilities	4,107,580	3,134,249
Notes Payable:
Other	458,309	457,769
Related Parties	1,084,765	1,015,820
Payroll Taxes Due 2022	0	69,025
Operating Lease Liability - Long-term	0	42,347
Total Liabilities	5,650,654	4,719,210
Stockholders' Deficiency:
Common Stock, $.001 Par Value, 60,000,000 Shares Authorized; Issued And Outstanding: 32,700,883 And 29,061,883 Shares As Of December 31, 2021 And 2020, Respectively.	32,700	29,061
Additional Paid-in Capital	31,336,772	30,763,717
Accumulated Deficit	(35,467,361)	(33,898,548)
Total Stockholders' Deficiency	(4,097,889)	(3,105,770)
Total Liabilities And Stockholders' Deficiency	$ 1,552,765	$ 1,613,440